Other income (expenses), net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Other Income and Expenses [Abstract]
Gain (loss) on disposal of property, plant and equipment, net	$ (420)	$ 262	$ 375
Exchange gain (loss), net	(559)	(205)	40
Provision for doubtful accounts, net	(274)	(73)	19
Impairment of property, plant and equipment			(490)
Impairment of goodwill			(392)
Others	232	109	234
Other income (expenses), net from continuing operations	$ (1,021)	$ 93	$ (214)